Nov. 12, 2020
iM DBi Managed Futures Strategy ETF
iM DBi Managed Futures Strategy ETF
iM DBi Managed Futures Strategy ETF (DBMF)
(the “Fund”),
a series of Manager Directed Portfolios

Supplement dated November 12, 2020

to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated April 30, 2020, as previously supplemented

Effective immediately, the following replaces the first paragraph of the “Principal Investment Strategies” section under the heading “iM DBi Managed Futures Strategy ETF - Fund Summary” on page 2 of the Summary Prospectus and Prospectus.

Principal Investment Strategies
The Fund is a non-diversified actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy (described below); (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands, is advised by the Sub-Adviser (as defined herein), and will comply with the Fund’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes.

The following replaces the first sentence of the sixth paragraph of the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and Prospectus:
The Fund intends to gain exposure to commodities through its investments in the Subsidiary and may invest up to 20% of its total assets in the Subsidiary.
The date of this supplement is November 12, 2020. Please retain this supplement for future reference.